Restructuring Activity Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	$ 9,008	$ (2,960)	$ 9,003
Multiemployer Plans, Withdrawal Obligation	5,500		720
(Payments) Receipts for Restructuring	5,727	(2,546)	(7,784)
Restructuring Reserve, Settled without Cash	(32,494)	0	(1,405)
Restructuring Reserve		636	1,050	$ 0
Restructuring Costs and Asset Impairment Charges	34,664	(2,960)	10,239
Restructuring charges - additional to be incurred	8,533
One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	17,012	937	2,702
(Payments) Receipts for Restructuring	(1,873)	(1,066)	(2,573)
Restructuring Reserve, Settled without Cash	(6,838)	0	0
Restructuring Reserve	8,301	0	129	0
Restructuring Costs and Asset Impairment Charges	17,012	937	2,702
Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	5,711	1,450	4,487
(Payments) Receipts for Restructuring	(5,711)	(1,450)	(4,318)
Restructuring Reserve, Settled without Cash	0	0	(169)
Restructuring Reserve	0	0	0	0
Restructuring Costs and Asset Impairment Charges	5,711	1,450	4,487
8742 Services, Management Consulting Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	1,804	0	0
(Payments) Receipts for Restructuring	(1,804)
Restructuring Reserve, Settled without Cash	0
Restructuring Reserve	0	0
Restructuring Costs and Asset Impairment Charges	1,804
Inventory Valuation Reserve [Member]
Restructuring Cost and Reserve [Line Items]
(Payments) Receipts for Restructuring	0		0
Restructuring Reserve, Settled without Cash	(25,656)		(1,236)
Restructuring Reserve	0	0	0	0
Restructuring Costs and Asset Impairment Charges	25,656		1,236
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	444	186	1,448
(Payments) Receipts for Restructuring	(848)	(471)	(527)
Restructuring Reserve, Settled without Cash	0	0	0
Restructuring Reserve	232	636	921	0
Restructuring Costs and Asset Impairment Charges	444	186	1,448
Gain on disposal of fixed assets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	(15,963)	(5,533)	0
(Payments) Receipts for Restructuring	15,963	(5,533)
Restructuring Reserve, Settled without Cash	0	0
Restructuring Reserve	0	0	0
Restructuring Costs and Asset Impairment Charges	(15,963)	(5,533)
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	$ 0	$ 0	366
(Payments) Receipts for Restructuring			(366)
Restructuring Reserve, Settled without Cash			0
Restructuring Reserve			0	$ 0
Restructuring Costs and Asset Impairment Charges			$ 366